Cash, Loan and Dividend Restrictions Cash, Loan and Dividend Restrictions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Restrictions on Dividends, Loans and Advances Disclosure [Abstract]
Nature of Restrictions on Cash Equivalents [Table Text Block]
Table 3.1 provides a summary of restrictions on cash equivalents in addition to the FRB reserve cash balance requirements.

Table 3.1: Nature of Restrictions on Cash Equivalents

(in millions)	Dec 31, 2018	Dec 31, 2017
Average required reserve balance for FRB (1)	$12,428	12,306
Reserve balance for non-U.S. central banks	517	617
Segregated for benefit of brokerage customers under federal and other brokerage regulations	1,135	666
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs	147	487

(1)	FRB required reserve balance represents average for the years ended December 31, 2018, and December 31, 2017.